Consolidated Statement of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income before income tax	$ 3,487,550	$ 6,274,371	$ 8,520,297
Reconciliation of net income before taxes and net cash (used) provided by operating activities:
Depreciation of tangible assets and right-of-use assets	557,062	559,875	886,949
Amortization of intangible assets	594,109	530,625	559,403
Impairment losses on loans and other accounts receivable	4,802,074	3,179,476	4,551,160
Net interest income	(6,286,974)	(7,738,637)	(12,728,861)
Accrued dividends	(126,274)	(119,888)	(159,122)
Net gains on sales of non-current assets held for sale	(47,994)	(9,687)	(33,046)
Gain on sale of property plant and equipment for own-use	(344,742)	(140,229)	(23,436)
Loss on sale of investment property	22,177	17,305	9,964
Gain on biological assets	(10,467)	(13,041)	(34,635)
Valuations and interest from concession agreements	(3,916,465)	(5,136,704)	(4,158,048)
Foreign exchange losses (gains)	(2,253,925)	1,825,718	(87,235)
Profit of equity accounted on investments in associates and joint ventures	(371,397)	(372,777)	(300,217)
Net (gains) or losses on fair value adjustments of:
Derivatives	2,581,132	(1,529,855)	(798,187)
Non-current assets held for sale	268	76	3,874
Investment properties	(84,958)	(55,930)	(22,775)
Biological assets	(18,601)	(56,859)	(28,546)
Changes in operating assets and liabilities:
Trading assets	(2,764,761)	545,497	696,846
Other accounts receivable	(975,734)	(2,376,815)	(617,745)
Derivatives	(2,091,326)	1,379,945	43,979
Other assets	(78,251)	121,837	(316,886)
Other liabilities and provisions	1,434,088	462,871	1,912,622
Employee benefits	(27,517)	7,928	(8,388)
Loans	(7,600,446)	(27,840,725)	(16,024,938)
Customer deposits	15,352,172	17,835,153	6,916,177
Interbank borrowings and overnight funds	5,881,960	(1,352,653)	3,218,258
Borrowings from development entities	(240,498)	408,018	(1,898)
Borrowings from banks and others	(3,864,609)	8,719,782	3,509,251
Interest received	26,104,288	16,944,928	19,423,325
Interest paid	(21,529,719)	(10,608,415)	(7,091,527)
Interest paid on leases	(202,362)	(146,275)	(168,966)
Income tax paid	(1,974,359)	(1,537,039)	(1,746,019)
Net cash provided (used in) operating activities	6,005,501	(222,124)	5,901,630
Cash flows from investing activities:
Acquisition of property, plant and equipment for own use and operating lease	(589,071)	(519,368)	(664,506)
Acquisition of investment property	(163)	(2,266)	(876)
Additions of cost of biological assets	(26,118)	(28,368)	(27,213)
Capitalization and payments in concession contracts	853,778	452,612	(994,639)
Additions of others intangibles assets	(683,457)	(598,177)	(569,920)
Acquisition of investments at FVOCI	(24,353,596)	(21,008,926)	(41,292,437)
Proceeds from sale of investments at FVOCI	25,675,840	23,492,758	35,457,164
Proceeds from sale of own property and equipment	76,699	72,991	76,726
Proceeds from sale of investment properties	111,542	76,306	67,463
Proceeds from sale of biological assets	37,144	40,624	58,083
Proceeds from sale of non-current assets held for sale	61,652	41,635	76,846
Purchases of financial assets at amortized cost	(8,016,108)	(6,914,604)	(5,743,019)
Redemptions of financial assets at amortized cost	8,219,792	6,403,372	6,589,962
Dividends received from investments	477,568	411,369	368,964
Acquisition of investments in associates	(2,433)	(7,267)	(4,539)
Capitalized leasing cost	(132)	(690)
Proceeds from sale of investments in associates		2,645,914
Deconsolidation of entities	(2,290)
Discontinued operation		(17,570,390)
Net cash Provided (used) in investing activities	1,840,647	(13,012,475)	(6,601,941)
Cash flows from financing activities:
Dividends paid to shareholders	(766,537)	(414,267)	(1,230,841)
Dividends paid to non-controlling interest	(915,933)	(615,177)	(913,356)
Issuance of debt securities	2,609,994	695,136	2,931,280
Payment of outstanding debt securities	(4,072,742)	(7,837,898)	(1,631,318)
Leases	(391,667)	(383,472)	(472,084)
Redemption of preferred shares			(29,751)
Equity transaction		(15,014)	120
Net cash used in financing activities	(3,536,885)	(8,570,692)	(1,345,950)
Effect of foreign currency changes on cash and cash equivalents	(2,744,259)	3,588,921	4,663,555
Decrease in cash and cash equivalents from discontinued operations		(1,393,602)
Increase (decrease) in cash and cash equivalents	1,565,004	(19,609,972)	2,617,294
Cash and cash equivalents at beginning of year	17,032,857	36,642,829	34,025,535
Cash and cash equivalents at end of year	$ 18,597,861	$ 17,032,857	$ 36,642,829